ORGANIZATION AND DESCRIPTION OF BUSINESS	12 Months Ended
Dec. 31, 2025
ORGANIZATION AND DESCRIPTION OF BUSINESS
ORGANIZATION AND DESCRIPTION OF BUSINESS

NOTE 1 — ORGANIZATION AND DESCRIPTION OF BUSINESS

Baird Medical Investment Holdings Limited (“PubCo”, “Baird Medical” or “the Company”) was incorporated as a private company under the laws of Cayman Island on June 16, 2023, as a direct wholly owned subsidiary of Betters Medical Investment Holdings Limited (“Betters Medical”).

On October 1, 2024 (the “Closing Date”), ExcelFin Acquisition Corp., a Delaware corporation (“ExcelFin” or “SPAC”), Betters Medical Investment Holdings Limited, a Cayman Islands exempted company, Baird Medical Investment Holdings Limited, a Cayman Islands exempted company and a wholly-owned subsidiary of Betters Medical, Tycoon Choice Global Limited, a business company limited by shares incorporated under the laws of the British Virgin Islands and a wholly owned subsidiary of PubCo (“Tycoon”), Betters Medical Merger Sub, Inc., a Delaware corporation and a wholly-owned subsidiary of PubCo (“Merger Sub 1”), Betters Medical Merger Sub 2, Inc., a Delaware corporation and a direct, wholly owned subsidiary of PubCo (“Merger Sub 2”), and Betters Medical NewCo, LLC, a Delaware limited liability company and a direct, wholly-owned subsidiary of Betters Medical (“NewCo”), consummated the business combination (the “Closing”) pursuant to the terms of the Business Combination Agreement, dated as of June 26, 2023 (as amended on March 11, 2024, May 16, 2024, June 17, 2024 and August 23, 2024, the “Business Combination Agreement” and the transactions contemplated thereby, the “Business Combination”), pursuant to which, among other things, (a) on August 3, 2023, Betters Medical contributed all of the issued shares of Tycoon held by Betters Medical (“Tycoon Shares”) to PubCo in exchange for Ordinary Shares, such that Tycoon became a wholly-owned subsidiary of PubCo, and Betters Medical received in exchange therefor 29,411,764 Ordinary Shares (the “Share Contribution”) valued at $10.20 per share, that have an aggregate value equal to Three Hundred Million Dollars ($300,000,000); (b) prior to Closing, Betters Medical transferred 1,948,138 Ordinary Shares (which shares did not include the Baird Medical Earnout Shares, as defined below) to NewCo and certain minority shareholders of Betters Medical exchanged their ownership interests in Betters Medical for all of the outstanding ownership interests in NewCo; and (c) Merger Sub 1 merged with and into ExcelFin, with ExcelFin continuing as the surviving entity and wholly-owned subsidiary of PubCo and Merger Sub 2 merged with and into NewCo, with NewCo continuing as the surviving entity and wholly-owned subsidiary of PubCo (the “Second Merger”). However, 8,823,529 of the Ordinary Shares issued to Betters Medical (the “Baird Medical Earnout Shares”) will not vest unless and until within the eighth anniversary of the Closing (a) the volume weighted average price of the Ordinary Shares on Nasdaq is greater than or equal to $12.50 per share for any 20 trading days within a 30-day trading period or (b) a change of control of PubCo occurs with an implied value at or above $12.50 per share. The business purpose of the Second Merger was both to ensure compliance with Nasdaq’s public float requirement as well as to facilitate that additional Ordinary Shares would be held after closing by shareholders most likely to be long-term holders. 1,350,000 Ordinary Shares issued to the ExcelFin SPAC LLC, a Delaware limited liability company, in the Business Combination that will not vest unless and until within the fifth anniversary of the closing of the Business Combination (a) the volume weighted average price of the Ordinary Shares on the Nasdaq Global Market (the “Nasdaq”) is greater than or equal to $12.50 per share over any 20 trading days within any 30 day trading period or (b) a change of control of Baird Medical occurs.

Upon the consummation of the Business Combination, outstanding ExcelFin Warrants were assumed by the Company and converted into corresponding warrants to purchase an aggregate of 11,500,000 Ordinary Shares. The Assumed Public Warrants will not become exercisable until 30 days after the Closing, and will expire five years after the completion of the Business Combination. Each Assumed Public Warrant entitles the holder thereof to purchase one Ordinary Share at a price of $11.50 per whole share, subject to adjustment. The Assumed Public Warrants may be exercised only for a whole number of the Ordinary Shares.

In connection with the signing of the Business Combination Agreement, ExcelFin SPAC LLC (“the Sponsor”), ExcelFin, and Baird Medical entered into the Sponsor Support Agreement. Pursuant to this agreement, the Sponsor agreed to surrender all 11,700,000 of the ExcelFin Private Placement Warrants which are owned by the Sponsor to ExcelFin for no additional consideration effective as of immediately prior to the at the effective time of the Business Combination (“Effective Time”).

The Company’s ordinary shares, par value $0.0001 per share (the “Ordinary Shares”), and the redeemable warrants to acquire one Ordinary Share at an exercise price of $11.50 per Ordinary Share (“Warrants”) are trading on the Nasdaq Capital Market (“Nasdaq”) under the symbols “BDMD” and “BDMD W”, respectively.

The principal business activities of the Company and its subsidiaries are to engage in research and development, manufacture and sales of microwave ablation (“MWA”) and other medical devices in the People’s Republic of China (the “PRC”).

As the Company were under same control of the shareholders and their entire equity interests were also ultimately held by the shareholders immediately prior to the reorganization, consolidated statements of operations and comprehensive Income/(loss), consolidated statements of changes inequity and consolidated statements of cash flows are prepared as if the current group structure had been in existence throughout the year period ended December 31, 2023, 2024 and 2025, respectively, or since the respective dates of incorporation/establishment of the relevant entity, where this is a shorter period. Shares related information and additional paid-in capital for all periods retrospectively reflect the adjustments for Reverse Recapitalization. The movement in the Company’s authorized share capital and the number of ordinary shares outstanding and issued in the Company are also detailed in the Note 15.

The ownership structure of Baird Medical before Closing is as follows:

The following diagram illustrates our simplified corporate structure, including our principal subsidiaries, as of the date of this annual report:

As at the date of this report, the Company has direct and indirect interests in the following subsidiaries:

Name of Entity	Date of Incorporation/ Acquisition	Place of Incorporation	Shareholders	% of Equity Ownership	Principal Activities
Betters Medical NewCo, LLC (“NewCo”)	June 17, 2024 / October 1, 2024	Delaware (US)	PubCo	100%	Holding
ExcelFin Acquisition Corp. (“SPAC” or “ExcelFin”)	March 15, 2021 / October 1, 2024	Delaware (US)	PubCo	100%	Holding
Baird Medical LLC	November 29, 2023	Delaware (US)	PubCo	100%	Sales of MWA medical devices
Tycoon Choice Global Limited (“Tycoon”)	January 8, 2021	BVI	PubCo	100%	Holding
Baide Medical Investment Company Limited (“Baide HK”)	January 29, 2021	Hong Kong	Tycoon	100%	Holding
Baide (Guangdong) Capital Management Company Limited (“Baide Capital”)	March 3, 2021	The PRC	Baide HK	100%	Sales of MWA medical devices and investment holding
Guangzhou Dedao Capital Management Company Limited (“Dedao”)	March 4, 2021	The PRC	Baide Capital	99%	Holding
Guangzhou Baihui Corporate Management Company Limited (“Baihui”)	December 4, 2020	The PRC	Dedao	99%	Holding
Guangzhou Zhengde Corporate Management Company Limited	December 4, 2020	The PRC	Dedao	99%	Holding
Guangzhou Yide Capital Management Company Limited	December 10, 2020	The PRC	Dedao	99%	Holding
Baide (Suzhou) Medical Company Limited (“Baide Suzhou”)	June 5, 2012	The PRC	Zhengde Yide, and Baihui	99%	Research and development, sales of MWA and other medical devices and investment holding
Henan Ruide Medical Instrument Company Limited	July 6, 2018	The PRC	Baide Suzhou	99%	Sales of MWA and other medical devices
Nanjing Changcheng Medical Equipment Company Limited (“Nanjing Changcheng”)	January 28, 2016	The PRC	Baide Suzhou	99%	Research and development, manufacture and sales of MWA and other medical devices
Guizhou Baiyuan Medical Company Limited	September 21, 2017	The PRC	Baide Suzhou	99%	Sales of other medical devices
Guoke Baide (Guangdong) Medical Company Limited (“Guoke Baide”)	July 5, 2019	The PRC	Baide Suzhou	99%	Sales of MWA medical devices
Hunan Baide Medical Technology Company Limited	November 26, 2019	The PRC	Baide Suzhou	99%	Sales of MWA medical devices
Ruikeen Biological Technology (Guangzhou) Company Limited (“Ruikeen Guangzhou”)	July 17, 2019	The PRC	Baide Suzhou	99%	Sales of MWA medical devices
Guangzhou Fangda Medical Technology Company Limited	December 22, 2022	The PRC	Baide Capital	100%	Sales of MWA medical devices
Junde (Guangzhou) Medical Technology Company Limited	November 14, 2022	The PRC	Guoke Baide	99%	Sales of MWA medical devices
Shengde (Guangzhou) Medical Technology Company Limited	November 29, 2022	The PRC	Baide Capital	100%	Sales of MWA medical devices
Suzhou Kangchuang Medical Company Limited	December 6, 2022	The PRC	Baide Capital	100%	Sales of MWA medical devices
Hainan Haike Baide Medical Company Limited	July 4,2024	The PRC	Baide Suzhou	100%	Sales of MWA medical devices

Note：Guizhou Baiyuan Medical Company Limited and Suzhou Kangchuang Medical Company Limited completed the liquidation procedures in the first half of 2025.